Disposal of Lianwai Kindergarten	12 Months Ended
Dec. 31, 2020
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Disposal of Lianwai Kindergarten
4.	Disposal of Lianwai Kindergarten
On November 28, 2018, the Group disposed of the 100% equity interest in Lianwai Kindergarten, which provided kindergarten care services, to the shareholders of the Company, Ms. Fen Ye, Ms. Fang Ye and Ms. Hong Ye for the consideration of RMB 10,136,000 because the private kindergartens are not allowed to be listed independently or to be included as part of a group to be listed pursuant to Article 24 of the Pre-School Education Opinions. This disposal of Lianwai Kindergarten did not constitute a strategic shift that will have a major effect on the Company’s operations and financial results, so it was not reported as “discontinued operations”.

Amount in RMB
Consideration	10,136,000
Net assets of Lianwai Kindergarten as of the disposal date	(9,893,029)

Disposal gain	242,971

The following table summarizes the assets and liabilities and the operation result of the Lianwai Kindergarten in the disposal as of and for the period ended on November 28, 2018:
Operations results of the Lianwai Kindergarten

For period ended November 28, 2018
RMB
Net revenues	4,244,816
Cost of revenues	(3,152,096)

Gross profit	1,092,720

Operating expenses:
General and administrative expenses	(370,854)

Total operating expenses	(370,854)

Income from operations	721,866

Interest expense	(5,630)
Other income, net	10,967

Income before income taxes	727,203
Income tax expense	—

Net income	727,203

Assets and liabilities of the Lianwai Kindergarten

As of November 28, 2018
RMB
Assets
Current assets
Cash and cash equivalents	363,127
Inventories	1,867
Amounts due from related party	17,869,911
Prepayments and other current assets	895

Total current assets	18,235,800

Non-current assets
Property and equipment, net	377,947

Total non-current assets	377,947

Total assets	18,613,747

Liabilities
Current liabilities
Accounts payable	199,185
Deferred revenue	907,373
Salaries and welfare payable	149,486
Taxes payable	88
Amounts due to related party	7,324,539
Accrued liabilities and other current liabilities	140,047

Total current liabilities	8,720,718

Total liabilities	8,720,718